Investments	12 Months Ended
Dec. 31, 2023
Schedule of Investments [Abstract]
Investments
4.	INVESTMENTS
Short-term Investments
As of December 31, 2022 and 2023, the Group’s short-term investments primarily comprised of deposits in commercial banks with maturities between three months and one year and wealth management products issued by commercial banks and other financial institutions.
During the years ended December 31, 2021, 2022 and 2023, the Group recorded interest income from its short-term investments of RMB4.5 billion, RMB4.5 billion and RMB5.1 billion (US$721 million) in the consolidated statements of comprehensive income, respectively.
Short-term investments classification as of December 31, 2022 and 2023 were shown as below:

	As of December 31, 2022
	Cost or Amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Held-to-maturity debt investments	119,984	631	(151)	—	—	120,464
Available-for-sale debt investments	847	—	—	8	—	855

	As of December 31, 2023
	Cost or Amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Held-to-maturity debt investments	166,999	835	(94)	—	—	167,740	23,626
Available-for-sale debt investments	1,642	—	—	29	—	1,671	235

Long-term Investments
The following table sets forth a breakdown of the categories of long-term investments held by the Group as of the dates indicated:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(In millions)
Equity investments at fair value with readily determinable fair value	12,100	9,610	1,354
Equity investments without readily determinable fair value using the NAV practical expedient	945	942	133
Equity investments without readily determinable fair value using the measurement alternative	9,249	8,093	1,140
Available-for-sale debt investments	2,447	3,682	519
Equity method investments	25,940	20,789	2,927
Investments accounted for at fair value	4,616	4,841	682

Total long-term investments	55,297	47,957	6,755

Equity investments at fair value with readily determinable fair value
Equity investments at fair value with readily determinable fair value represent investments in the equity securities of publicly listed companies, for which the Group does not have significant influence.
Equity investments without readily determinable fair value
The Group accounted for private equity funds of which the Group does not have the ability to exercise significant influence using the NAV practical expedient in accordance with ASC 820. For equity investments without readily determinable fair value and do not qualify for the NAV practical expedient, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any in accordance with ASC 321. Impairment charges recognized on equity investments without readily determinable fair value were RMB4,259 million, RMB2,456 million and RMB753 million (US$106 million) for the years ended December 31, 2021, 2022 and 2023, respectively.
The total carrying value of equity investments without readily determinable fair value that do not qualify for the NAV practical expedient held as of December 31, 2022 and 2023 were as follows:

	As of December 31, 2022	As of December 31, 2023	As of December 31, 2023
	RMB	RMB	US$
	(In millions)
Initial cost basis	13,741	13,586	1,914
Cumulative unrealized gains	4,026	3,099	436
Cumulative unrealized losses (including impairment)	(8,518)	(8,592)	(1,210)

Total carrying value	9,249	8,093	1,140

Total unrealized and realized gains and losses of equity securities without readily determinable fair values that do not qualify for the NAV practical expedient for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(In millions)
Gross unrealized gains	1,062	218	571	80
Gross unrealized losses (including impairment) (i)	(4,424)	(2,418)	(744)	(105)

Net unrealized losses on equity securities held	(3,362)	(2,200)	(173)	(25)
Net realized gains on equity securities sold	—	90	251	35

Total net (losses) gains recognized	(3,362)	(2,110)	78	10

(i)	Gross unrealized losses (downward adjustments excluding impairment) were RMB165 million, nil and RMB8 million (US$1 million) for the years ended December 31, 2021, 2022 and 2023, respectively.
Equity method investments
The carrying amount of the Group’s equity method investments were RMB25.9 billion and RMB20.8 billion (US$2.9 billion) as of December 31, 2022 and 2023, respectively. For the years ended December 31, 2021, 2022 and 2023, the impairment recognized for equity method investments were RMB
57 million, RMB569 million and RMB62 million (US$9 million), respectively.
For the year ended December 31, 2023, the Group recognized share of losses from equity method investments of RMB
3.8
billion (US$535
million). One of the equity method investees modified certain terms of its preferred shares issued and the Group recognized
RMB3.0
billion losses from this investee mainly as a result of the modification.
Equity Investment in Trip.com International, Ltd. (“Trip”) (formally known as Ctrip)
As of December 31, 2022, the Group held approximately 12% of Trip’s outstanding shares. The Group was considered to have significant influence over Trip and accounts for such investment as an equity method investment in accordance with ASC 323.
During the year ended December 31, 2023, the Group disposed an aggregate of 10 million American Depositary Shares of Trip and recognized disposal gains in aggregate of
RMB1.4 billion.
After the partial disposal of the investment in Trip, the Group held approximately 9% equity interest in Trip, and the Group can actively participate in the operating and financing policies of Trip through its one seat on Trip’s board of directors with a total of eight members. Accordingly, the Group continues to have significant influence over Trip and accounts for its remaining investment as an equity method investment in accordance with ASC 323. As of December 31, 2023, the Group’s investments in Trip had a fair value of RMB15.1 billion (US$2.1 billion), based on the closing share price.

Equity Investment in Jidu Auto Inc. (“Jidu”)
In January 2021, the Group entered into an agreement with Zhejiang Geely Holding Group (“Geely”) to established Jidu to produce intelligent electric vehicles. In 2022, the Group purchased the ordinary shares with amount of US$371 million including common stock of US$171 million and in-substance
common stock of US$200 million, and preferred shares with amount of US$193 million. In 2023, the Group purchased the Series C Warrant of Jidu with amount of RMB650 million giving rights to acquire 14,443,320 Series C Preferred Shares. After the exercise of such warrants, the Group will hold an equity interest of 51.14%.
However, considering the substantive participating rights held by Geely, the Group accounts for its investment of the ordinary shares as an equity method investment in accordance with ASC 323. Furthermore, the Group accounts for its investment of the preferred shares and Series C Warrant as an equity investment without a readily determinable fair value in accordance with ASC 321.
Equity Investment in Du Xiaoman
After finishing a series of legal restructuring and recapitalization of the financial services business (“Du Xiaoman”), the Group retained 41% of Du Xiaoman’s shares on a fully diluted basis, and accounted for it as an equity method investment in accordance with ASC 323, as the Group retained significant influence over Du Xiaoman.
As of December 31, 2022 and 2023, in addition to the aforementioned equity method investments, the Group held other equity method investments through its subsidiaries or VIEs and over which the Group had significant influence.
For the year ended December 31, 2023, equity method investments held by the Group in aggregate have met the significance criteria as defined under
Rule 4-08(g) of
Regulation S-X.
Financial information for the Group’s equity method investments are summarized as a group as follow:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$

	(In millions)
Current assets	230,934	271,407	38,227
Non-current assets	147,034	154,364	21,742
Current liabilities	179,519	227,894	32,098
Non-current liabilities	37,397	30,226	4,257
Noncontrolling interests	2,434	2,461	347

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	41,693	42,123	60,042	8,457
Gross profit	23,540	23,925	40,304	5,677
Income from operations	515	617	8,120	1,144
Net income (loss)	3,263	(1,292)	9,544	1,344
Net income (loss) attributable to the investees	3,328	(1,239)	9,493	1,337

Investments accounted for at fair value
Long-term equity investments in unlisted companies held by consolidated investment companies are accounted for at fair value in accordance with ASC
946-320.
These investments are carried at fair value with realized or unrealized gains and losses recorded in “Others, net” in the consolidated statements of comprehensive income.
The methodology used in the determination of fair values for held-to-maturity
debt investments,
available-for-sale
debt investments, equity investments with readily determinable fair values and other investment securities accounted for at fair value are disclosed in Note 26.
Long-term investments classification, excluding equity method investments and equity investments without readily determinable fair value, as of December 31, 2022 and 2023 are shown as below:

	As of December 31, 2022
	Cost or Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
	(In millions)
Equity investments at fair value with readily determinable fair value	15,835	2,731	(6,466)	12,100
Available-for-sale debt investments	3,735	283	(1,571)	2,447
Investments accounted for at fair value	2,331	2,855	(570)	4,616

	As of December 31, 2023
	Cost or Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Equity investments at fair value with readily determinable fair value	14,716	1,698	(6,804)	9,610	1,354
Available-for-sale debt investments	4,360	455	(1,133)	3,682	519
Investments accounted for at fair value	2,547	2,942	(648)	4,841	682
Available-for-sale
debt investments
Majority of the
available-for-sale
debt investments are convertible debt instruments issued by private companies and investments in preferred shares that are redeemable at the Group’s option, which are measured at fair value. Investments in preferred shares that are redeemable at the Group’s option have no contractual maturity date.
The following table summarizes the estimated fair value of
available-for-sale
debt investments, classified by the contractual maturity date of the investments:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(In millions)
Due in 1 year through 5 years	1,581	2,154	303
Not due at a single maturity date	866	1,528	216

Total	2,447	3,682	519